Deposits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Expense, Deposits [Abstract]
Interest bearing checking accounts	$ 329	$ 315	$ 285
Savings accounts	3,333	3,872	3,788
Time deposits and money market accounts	10,138	14,313	20,597
Total interest expense	13,800	18,500	24,670
Maturities of Time Deposits [Abstract]
Under 1 year	923,033
1 to 2 years	141,394
2 to 3 years	57,431
3 to 4 years	4,712
4 to 5 years	4,353
Over 5 years	125
Time Deposits, Total	$ 1,131,048